Organization and nature of business - Details of the subsidiaries (Details)	12 Months Ended
Sep. 30, 2019
Reportable Legal Entities [Member]
Organization and nature of business
Entity Incorporation, Date of Incorporation	Jul. 28, 2015
Entity Incorporation, State Country Name	Cayman
Principal Activities	Holding Company
Farmmi E-Commerce
Organization and nature of business
Entity Incorporation, Date of Incorporation	Mar. 22, 2019
Entity Incorporation, State Country Name	Zhejiang, China
Principal Activities	Technology development, technical services and technical consultation related to agricultural products
Farmmi International
Organization and nature of business
Entity Incorporation, Date of Incorporation	Aug. 20, 2015
Entity Incorporation, State Country Name	Hong Kong
% of Ownership	100.00%
Principal Activities	Holding Company
Farmmi Enterprise
Organization and nature of business
Entity Incorporation, Date of Incorporation	May 23, 2016
Entity Incorporation, State Country Name	Zhejiang, China
% of Ownership	100.00%
Principal Activities	Holding Company
Farmmi Technology
Organization and nature of business
Entity Incorporation, Date of Incorporation	Jun. 06, 2016
Entity Incorporation, State Country Name	Zhejiang, China
% of Ownership	100.00%
Principal Activities	Holding Company
Suyuan Agriculture
Organization and nature of business
Entity Incorporation, Date of Incorporation	Dec. 08, 2015
Entity Incorporation, State Country Name	Zhejiang, China
% of Ownership	100.00%
Principal Activities	Holding Company
Forest Food
Organization and nature of business
Entity Incorporation, Date of Incorporation	May 08, 2003
Entity Incorporation, State Country Name	Zhejiang, China
% of Ownership	96.15%
Principal Activities	Drying, further processing and distribution of edible fungus
FLS Mushroom
Organization and nature of business
Entity Incorporation, Date of Incorporation	Mar. 25, 2011
Entity Incorporation, State Country Name	Zhejiang, China
% of Ownership	100.00%
Principal Activities	Light processing and distribution of
Farmmi Food
Organization and nature of business
Entity Incorporation, Date of Incorporation	Dec. 26, 2017
Entity Incorporation, State Country Name	Zhejiang, China
% of Ownership	100.00%
Principal Activities	Drying, further processing and distribution of edible fungus
Nongyuan Network (VIE)
Organization and nature of business
Entity Incorporation, Date of Incorporation	Jul. 28, 2015
Entity Incorporation, State Country Name	Zhejiang, China
% of Ownership (VIE)	0.00%
Principal Activities	Trading